Annual Operating Expenses {- Value Portfolio} - 02.28 VIP Value Portfolio Investor PRO-08 - Value Portfolio - VIP Value Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%